Mortgage Servicing Rights - Fair Value of MSRs (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Fixed [Member]
Assumption for Fair Value of MSRs
Weighted-Average OAS	2.80%	2.17%
Weighted-Average Life, in Years	0.0378	0.0485
Adjustable [Member]
Assumption for Fair Value of MSRs
Weighted-Average OAS	5.61%	5.12%
Weighted-Average Life, in Years	0.0210	0.0229